Label	Element	Value
Victory CEMP Global High Dividend Defensive Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Victory CEMP Global High Dividend Defensive Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Victory CEMP Global High Dividend Defensive Fund's (the "Fund") objective is to achieve long-term capital appreciation and dividend income.
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Victory Funds. More information about these and other discounts is available from your Investment Professional and in Investing with Victory on page 13 of the Fund's Prospectus and in Additional Purchase, Exchange and Redemption Information on page 48 of the Fund's Statement of Additional Information (SAI).

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Oct. 31, 2017
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 32.3% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	32.30%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Victory Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Restated to reflect current contractual fees as a result of changes in certain Fund service providers, including the transfer agent.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is designed to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods shown and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The amounts shown reflect the fee waiver/expense reimbursement in place through October 31, 2017. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	The following example makes the same assumptions as the example above, except that it assumes you do not sell your shares at the end of the period.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing primarily in a mix of underlying mutual funds and exchange-traded funds ("ETFs") (the "Underlying Funds"), including affiliated Underlying Funds ("Victory Funds") advised by the Fund's investment adviser, Victory Capital Management Inc. (the "Adviser").

The Fund will strategically allocate its assets among Underlying Funds that invest for dividend income, capital appreciation, or both, across a broad range of global equities including, but not limited to, U.S., international and emerging markets stocks. Through its investment in Underlying Funds, the Fund may invest in preferred stock, futures and foreign currencies.

The Underlying Funds in which the Fund invests primarily include Victory Funds that are designed to track unmanaged, volatility weighted indexes created by the Adviser (the "CEMP Indexes"). The CEMP Indexes attempt to enhance returns by allocating assets based on the "volatility" of the securities included in the index. That is, the CEMP Indexes are generally designed to increase their weighting, or composition, in securities of companies that are less volatile, and decrease their weighting, or composition, in securities of companies that are more volatile.

Through its selection of Underlying Funds, the Fund seeks exposure in particular to the High-Dividend CEMP Indexes, which are dividend-focused CEMP Indexes comprised of the highest dividend yielding stocks in different asset classes.

The Fund also invests a portion of its assets in Underlying Funds that track the Long/Cash CEMP Indexes, which are CEMP Indexes that utilize a long/cash methodology to reduce exposure to equities during periods when markets are volatile. During periods of significant market declines, the Long/Cash CEMP Indexes will reduce exposure to the equity markets by liquidating a portion of the index to cash during times when the stock markets are volatile and reinvest when market prices have rebounded or have further declined. The term "Defensive" in the Fund's name refers to investments in the Underlying Funds that track the Long/Cash CEMP Indexes.

Under normal circumstances, the Fund invests at least 40% of its assets in companies organized in multiple countries outside of the U.S., either directly or indirectly through the Underlying Funds. The Fund considers a company to be outside of the U.S. if it is organized or domiciled in a foreign country and its stock principally trades on a foreign exchange. For Underlying Funds that invest primarily in foreign markets by tracking a Long/Cash CEMP Index, such Underlying Funds will liquidate a portion of their investments in equity securities during periods of significant market decline and hold as much as 75% of their portfolios in cash or cash equivalents.

When selecting Underlying Funds for investment, the Adviser does not take into consideration the market capitalization of the equity securities in which the Underlying Funds invest and, therefore, the Fund's investment may include small-, mid- and large-capitalization securities.

The Adviser may sell an Underlying Fund if it no longer provides the Fund with the intended exposure to the asset class or if it deviates meaningfully from its underlying index.

There is no guarantee that the Fund will achieve its objective.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund's investments are subject to the following principal risks, either directly or indirectly through investment in the Underlying Funds:

■  Conflict of Interest Risk. The Fund invests in Victory Funds, unaffiliated Underlying Funds, or a combination of both, which may create conflicts of interest.

■  Currency Risk. The Fund's net asset value could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.

■  Defensive Positioning Risk. There is no guarantee that a Long/Cash CEMP Index's prescribed liquidation and reinvestment strategy, if employed, will be successful.

■  Dividend Strategy Risk. The Fund's high dividend strategy may not be successful. Dividend paying stocks may fall out of favor relative to the overall market.

■  Emerging Market Risk. Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights, and typically involve more risk.

■  Equity Risk. The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods.

■  ETF Structure Risks. The Fund may invest in Underlying Funds, which may include ETFs. As a result, the Fund is subject to special risks, including trading and liquidity issues; market price variance risk; and concentration risks with respect to those entities that are authorized to create and redeem an ETF's shares.

■  Foreign Risk. Special risks associated with investments in foreign markets may include less liquidity, greater volatility, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.

■  Futures Risk. The Fund's use of futures contracts exposes the Fund to leverage and tracking risks because a small investment in futures contracts may produce large losses and futures contracts may not be perfect substitutes for securities.

■  Investment Company Risk. The Fund's ability to achieve its investment objective may be directly related to the ability of any Underlying Fund (including ETFs) held by the Fund to meet its investment objectives. In addition, shareholders of the Fund will indirectly bear the fees and expenses of the Underlying Fund.

■  Liquidity Risks. Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

■  Management Risk. The Adviser's asset selection methodology may produce incorrect judgments about the value of a particular asset and may not produce the desired results.

■  Passive Investment/Index Risk. A Victory Fund designed to track a CEMP Index is not actively managed and does not, therefore, seek returns in excess of the CEMP Index. The Adviser will not buy or sell shares of an equity security due to current or projected performance of a security, industry or sector, unless that security is added to or removed, respectively, from the CEMP Index. A Victory Fund may not be able to effectively track the performance of its CEMP Index.

■  Preferred Stock Risk. The value of preferred stocks will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of preferred stock. Preferred stocks are also subject to credit risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments.

■  Smaller Capitalization Stock Risk. The earnings and prospects of small- and mid-sized companies are more volatile than larger companies. Small and mid-sized companies may experience higher failure rates than larger companies and normally have a lower trading volume than larger companies.

You may lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time.

An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow indicate the risks of investing in the Fund. We assume reinvestment of dividends and distributions.

The table shows how the average annual total returns for Class A and Class C shares of the Fund, including applicable maximum sales charges, compare to a broad measure of market performance. We calculate after-tax returns using the historical highest individual federal marginal income tax rates and we do not reflect the effect of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class and after-tax returns for other classes will vary. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at CompassEMPFunds.com.

The performance figures below reflect the historical performance of a series of Mutual Fund Series Trust, a separate registered investment company (the "Predecessor Fund"), which was reorganized into the Fund on March 29, 2013. The Fund's performance has not been restated to reflect any differences in the expenses of the Predecessor Fund. The Predecessor Fund commenced operations on December 31, 2008. Effective July 12, 2016 the Fund modified its investment objective and principal investment strategy. Historical performance of the Fund may have been different if its current investment objective and strategy had been in place prior to that date.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow indicate the risks of investing in the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	CompassEMPFunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Returns for Class A Shares (Results do not include a sales charge. If one were included, results would be lower.)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	(Results do not include a sales charge. If one were included, results would be lower.)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 6/30/09 18.04% Worst Quarter: 3/31/09 -10.21% The year-to-date total return of the Fund's Class A shares as of June 30, 2016 was 5.85%.
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2016
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.85%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.04%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.21%)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	The Fund has selected the MSCI ACWI Index as a benchmark in place of the S&P 500 Index because the portfolio manager believes the MSCI ACWI Index is a better representation of the Fund's investment strategy.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	We calculate after-tax returns using the historical highest individual federal marginal income tax rates and we do not reflect the effect of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one class and after-tax returns for other classes will vary.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the periods ended 12/31/15)
Victory CEMP Global High Dividend Defensive Fund | MSCI ACWI Index reflects no deduction for fees, expenses or taxes
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(2.36%)	[1]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.09%	[1]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	10.71%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2008	[1]
Victory CEMP Global High Dividend Defensive Fund | S&P 500 Index reflects no deduction for fees, expenses or taxes
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.38%	[1]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	12.57%	[1]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	14.81%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2008	[1]
Victory CEMP Global High Dividend Defensive Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of purchase or sale price)	rr_MaximumDeferredSalesChargeOverOther	none	[2]
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.60%	[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.71%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.56%	[4]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge of 0.75% may be imposed on Class A shares with respect to purchases of $1,000,000 or more that are redeemed within 12 months of purchase
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 725
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,039
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,376
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,325
Annual Return 2009	rr_AnnualReturn2009	24.96%
Annual Return 2010	rr_AnnualReturn2010	10.34%
Annual Return 2011	rr_AnnualReturn2011	(6.92%)
Annual Return 2012	rr_AnnualReturn2012	(0.58%)
Annual Return 2013	rr_AnnualReturn2013	20.22%
Annual Return 2014	rr_AnnualReturn2014	4.80%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(10.24%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.91%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.37%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2008
Victory CEMP Global High Dividend Defensive Fund | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(15.56%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(2.12%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.78%
Victory CEMP Global High Dividend Defensive Fund | Class A | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.93%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.07%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.54%
Victory CEMP Global High Dividend Defensive Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of purchase or sale price)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[5]
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.41%	[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.71%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.12%	[4]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	The Class C contingent deferred sales charge applies only to shares sold within 12 months of purchase.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 315
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	664
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,139
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,452
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	215
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	664
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,139
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,452
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(6.24%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.32%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.44%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2008

[1]	The Fund has selected the MSCI ACWI Index as a benchmark in place of the S&P 500 Index because the portfolio manager believes the MSCI ACWI Index is a better representation of the Fund's investment strategy.
[2]	A contingent deferred sales charge of 0.75% may be imposed on Class A shares with respect to purchases of $1,000,000 or more that are redeemed within 12 months of purchase. For additional information, see Choosing a Share Class beginning on page 16 of the Prospectus.
[3]	Restated to reflect current contractual fees as a result of changes in certain Fund service providers, including the transfer agent.
[4]	The Adviser has contractually agreed to waive its management fee and/or reimburse expenses through at least October 31, 2017 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding acquired fund fees and expenses and certain other items such as interest, taxes and brokerage commissions) do not exceed 1.73% and 2.48% of the Fund's Class A and Class C shares, respectively. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed by it or by the Fund's predecessor adviser for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of the original waiver or expense reimbursement or at the time of recoupment. This agreement may only be terminated by the Fund's Board of Trustees.
[5]	The Class C contingent deferred sales charge applies only to shares sold within 12 months of purchase.